Leases (Details) - Schedule of Supplemental Cash Flow Information Related to Leases ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease	¥ 7,059	$ 973	¥ 13,739
Supplement noncash information
New operating lease liabilities arose from obtaining right-of-use assets	3,248	448	27,245	¥ 20,317
Change on lease liabilities arose from modification on lease terms	(3,640)	(502)	(474)	(507)
Change on lease liabilities arose from early termination of operating leases	¥ (9,435)	$ (1,301)	¥ (10,739)	¥ (1,287)